TAXATION - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accrued expenses	¥ 532	¥ 331
Loss carry forward	191	151
Accrued liability for customer reward related programs	57	99
Accrued staff salary	65	4
Others	243	74
Less: valuation allowance of deferred tax assets	(238)	(197)	¥ (150)	¥ (31)
Total deferred tax assets	850	462
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,838)	(3,895)
Net deferred tax (liabilities)/assets	¥ (2,988)	¥ (3,433)